Share-based Compensation - Share options, additional information (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2025 CNY (¥)
Employee Stock Option
Share Options
Weighted-average grant date fair value of options granted (US$ per share)	$ 0	$ 0	$ 0
Unrecognized share-based compensation for options | ¥				¥ 0
Ordinary Shares
Share Options
Closing stock price (US$ per share)	0.04
ADS
Share Options
Closing stock price (US$ per share)	$ 1.67